Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2024 and 2023:

(in thousands)	Weighted average life (in years)	2024		2023
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	9.94	$169,436	($125,465)	$202,785	($127,163)
Developed technology	11.20	646,554	(414,699)	798,571	(447,989)
Customer base, trademarks, and non-compete agreements	11.97	180,887	(152,898)	212,285	(173,438)
Total amortized intangible assets	11.13	$996,877	($693,062)	$1,213,641	($748,590)
Unamortized intangible assets:
In-process research and development		$—		$61,770
Goodwill		2,425,418		2,475,732
Total unamortized intangible assets		$2,425,418		$2,537,502
In 2024 and 2023, fully amortized intangible assets with a gross carrying amount of $93.7 million and $87.3 million, respectively, were retired.
During 2024, $6.4 million of in-process research and development was completed and transferred to developed technology to be amortized over the estimated useful life of the asset and $55.0 million of in-process research and development was impaired in connection with the discontinuation of NeuMoDx, further discussed in Note 6 "Exit Costs and
Impairments."
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$526,821	$544,796
Additions	3,496	11,077
Additions from acquisitions	—	58,000
Amortization	(84,869)	(93,755)
Impairments	(135,274)	—
Foreign currency translation adjustments	(6,359)	6,703
Balance at end of year	$303,815	$526,821
In 2024, $135.3 million of intangible assets were impaired in connection with the discontinuation of NeuMoDx, further discussed in Note 6 "Exit Costs and Impairments."
Amortization expense on intangible assets totaled approximately $84.9 million, $93.8 million and $93.7 million, respectively, for the years ended December 31, 2024, 2023 and 2022. Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2025	$67,207
2026	$59,803
2027	$54,138
2028	$47,082
2029	$17,181
Cash paid for purchases of intangible assets during the year ended December 31, 2024 totaled $4.1 million, of which
$3.5 million is related to current year cash payments for intangible assets, $0.4 million is related to current year payments for assets that were accrued as of December 31, 2023 and $0.2 million is for prepayments recorded in other long-term assets in the accompanying balance sheet.
Cash paid for purchases of intangible assets during the year ended December 31, 2023 totaled $13.1 million which includes $10.8 million of cash paid for current year additions and $2.3 million of payments for assets that were accrued as of December 31, 2022.
The changes in goodwill for the years ended December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$2,475,732	$2,352,569
Business combinations	—	95,136
Purchase adjustments	—	(4,350)
Foreign currency translation adjustments	(50,314)	32,377
Balance at end of year	$2,425,418	$2,475,732
During 2024, the change in goodwill due to foreign currency translation adjustments resulted from changes in the exchange rates of the euro, Swiss franc and Australian dollar. The changes in goodwill during 2023 resulted from the
January 2023 acquisition of Verogen, Inc. and foreign currency translation adjustments from rate movements in the euro,
Swiss franc and British pound.